Equity - Schedule of Accumulated Other Comprehensive Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 2,707.1	$ 1,993.0	$ 1,908.3
Other comprehensive income (loss) before reclassifications	(77.4)	173.3	(66.3)
Amounts reclassified from accumulated other comprehensive income (loss)	8.8	64.8	45.2
Ending balance	3,210.4	2,707.1	1,993.0
Foreign currency adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(6.2)	(194.0)	(147.3)
Other comprehensive income (loss) before reclassifications	(95.3)	173.9	(46.7)
Amounts reclassified from accumulated other comprehensive income (loss)	0.0	13.9	0.0
Ending balance	(101.5)	(6.2)	(194.0)
Derivative Instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	5.2	7.1	(6.2)
Other comprehensive income (loss) before reclassifications	13.7	(1.2)	7.3
Amounts reclassified from accumulated other comprehensive income (loss)	(7.7)	(0.7)	6.0
Ending balance	11.2	5.2	7.1
Pension and other postretirement benefits
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(239.3)	(291.5)	(303.8)
Other comprehensive income (loss) before reclassifications	4.2	0.6	(26.9)
Amounts reclassified from accumulated other comprehensive income (loss)	16.5	51.6	39.2
Ending balance	(218.6)	(239.3)	(291.5)
Total
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(240.3)	(478.4)	(457.3)
Ending balance	$ (308.9)	$ (240.3)	$ (478.4)